RENT OBLIGATION (Schedule of Rent Obligation) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
RENT OBLIGATION [Abstract]
2015		$ 37,000
2015	$ 18,500
2016	38,000	38,000
2017	39,000	39,000
2018	$ 3,600	$ 3,000
2019